Expense Example - AB RELATIVE VALUE FUND, INC.	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 513
Expense Example, with Redemption, 3 Years	708
Expense Example, with Redemption, 5 Years	919
Expense Example, with Redemption, 10 Years	1,527
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	268	[1]
Expense Example, with Redemption, 3 Years	529
Expense Example, with Redemption, 5 Years	914
Expense Example, with Redemption, 10 Years	1,795
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	217
Expense Example, with Redemption, 5 Years	380
Expense Example, with Redemption, 10 Years	855
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	223
Expense Example, with Redemption, 5 Years	394
Expense Example, with Redemption, 10 Years	888
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	201
Expense Example, with Redemption, 5 Years	350
Expense Example, with Redemption, 10 Years	$ 785

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.